Income Taxes - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2008	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent					25.00%
Deferred tax assets, valuation allowance	$ 313,303,000	$ 252,274,000	$ 99,794,000	$ 12,381,000
Deferred tax liabilities represents withholding tax	$ 328,879,000
Withholding tax rate	10.00%
Withholding tax rate before treaty benefits	10.00%
Withholding tax rate after treaty benefits	5.00%
Unrecognized tax benefits, interest on income taxes expense	$ 0	64,000	106,000	135,000
Unrecognized tax benefits, interest on income taxes accrued	0	0	64,000	170,000
Unrecognized Tax Benefits	0	0	81,000	275,000						$ 561,000
Unrecognized tax benefits that would impact effective tax rate	0	0	81,000	275,000
Unrecognized deferred tax liabilities			41,943,000	34,795,000
Sinovac Beijing
Income Tax [Line Items]
Undistributed Earnings of Domestic Subsidiaries			573,848,000	476,062,000
PRC Subsidiaries
Income Tax [Line Items]
Operating loss carryforwards	$ 1,048,100,000	$ 719,100,000	$ 94,100,000	$ 50,800,000		¥ 7,650.3	¥ 5,105.4	¥ 648.8	¥ 323.5
Operating loss carryforwards expiration period	will expire from 2025 to 2029	will expire from 2024 to 2028	will expire from 2023 to 2027	will expire from 2022 to 2026
Hong Kong
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	16.50%
Tax withholdings on remittance of dividends	$ 0
Deferred tax liabilities represents withholding tax		$ 396,496,000	$ 424,435,000	$ 508,749,000
Assessable profits	$ 2,000,000
Hong Kong | Sinovac Hong Kong
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	8.25%
Antigua and Barbuda
Income Tax [Line Items]
Tax withholdings on remittance of dividends	$ 0
Singapore
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	17.00%
Tax withholdings on remittance of dividends	$ 0
PRC | Sinovac Beijing, Sinovac Dalian and Sinovac LS
Income Tax [Line Items]
Income Taxes Enterprise Income Tax Rate	15.00%
Income tax statute of limitation for transfer pricing related matters	3 years
PRC | PRC Subsidiaries
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	25.00%	25.00%	25.00%	25.00%